Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 130,345	$ 100,967
Less: Allowance for credit losses for accounts receivable	(3,045)	(3,269)
Total	$ 127,300	$ 97,698